Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

June 30, 2025	Revenue	% of revenue
Customer A	$5,363	13%
Customer C	$13,950	34%
Customer D	$8,982	22%

June 30, 2024	Revenue	% of revenue
Customer A	$6,551	11%
Customer C	$41,800	72%

June 30, 2025	Accounts receivable	% of accounts receivable
Customer B	$1,317	15%
Customer C	$1,262	15%
Customer D	$3,156	37%

June 30, 2024	Accounts receivable	% of accounts receivable
Customer E	$531	48%

Schedule of remaining contractual obligations

The following are the remaining contractual obligations as at June 30, 2025:

	Total	Less than one year	1 to 2 years	3 to 5 years	More than 5 years
Short-term loans	$4,734	$4,734	$-	$-	$-
Long-term debt	62,960	6,453	9,492	18,670	28,345
Lease liabilities	10,540	1,098	910	1,757	6,775
Trade and other payable	21,786	21,786	-	-	-
Total	$100,020	$34,071	$10,402	$20,427	$35,120